Cover	Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	NATE’S FOOD CO.
Entity Central Index Key	0001409446
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-52831
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	46-3403755
Entity Address Address Line 1	15151 Springdale
Entity Address City Or Town	Huntington Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92649
City Area Code	661
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	418-7842